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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               -----------------------

Check Here if Amendment / /  Amendment Number:
                                               ---------
   This Amendment (Check only one):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
   Address:      c/o Amelia Peabody Foundation
                 One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

/s/ Deborah Carlson          Wellesley, Massachusetts   October 29, 2004
-------------------------    ------------------------   ----------------
   [Signature]                    [City, State]              [Date]

Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $1,029
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                  DEBORAH CARLSON - SEPTEMBER 30, 2004
                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Amer Int'l Group           Common          026874107       20      300   SH             Sole                   300    0       0
Beverly National           Common          088115100       53    2,100   SH             Sole                 2,100    0       0
BP PLC Spon ADR            Common          055622104       29      500   SH             Sole                   500    0       0
Bristol Meyers             Common          110122108       12      500   SH             Sole                   500    0       0
Centerpoint                Common          15189T107       10    1,000   SH             Sole                 1,000    0       0
Cinergy Corp.              Common          172474108       59    1,500   SH             Sole                 1,500    0       0
CVS Corp.                  Common          126650100       29      700   SH             Sole                   700    0       0
Dow                        Common          260543103       45    1,000   SH             Sole                 1,000    0       0
Duff Phelps                Common          26432K108       29    2,000   SH             Sole                 2,000    0       0
Duke Energy                Common          264399106       15      641   SH             Sole                   641    0       0
Energy East Corp.          Common          29266M109      101    4,000   SH             Sole                 4,000    0       0
Energy East Corp. Tr.     Preferred        29267G200       53    2,000   SH             Sole                 2,000    0       0
Great Plains               Common          391164100       87    3,000   SH             Sole                 3,000    0       0
HSBC Holdings              Common          404280406       32      400   SH             Sole                   400    0       0
IBM                        Common          459200101       26      300   SH             Sole                   300    0       0
Johnson & Johnson          Common          478160104       28      500   SH             Sole                   500    0       0
JP Morgan Chase            Common          46625H100       40    1,000   SH             Sole                 1,000    0       0
Key Corp.                  Common          493267108       16      500   SH             Sole                   500    0       0
Marsh & McLennon           Common          571748102       18      400   SH             Sole                   400    0       0
Microsoft                  Common          594918104       22      800   SH             Sole                   800    0       0
New Plan Excel             Common          648053106       50    2,000   SH             Sole                 2,000    0       0
Petroleo                   Common          71654V408       28      800   SH             Sole                   800    0       0
Proctor & Gamble           Common          742718109       32      600   SH             Sole                   600    0       0
Royal Dutch ADR            Common          780257804       52    1,000   SH             Sole                 1,000    0       0
Stanley Works              Common          854616109       43    1,000   SH             Sole                 1,000    0       0
Teco Energy                Common          872375100       41    3,000   SH             Sole                 3,000    0       0
TransCanada                Common          89353D107       22    1,000   SH             Sole                 1,000    0       0
XL Capital Ltd             Common          G98255105       37      500   SH             Sole                   500    0       0

                                                       1029
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